Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Schedule Of Estimated Service Lives Of Property, Plant And Equipment

Class of Assets	Range of Service Lives

Buildings	4 to 50 years

Machinery & Equipment	2 to 35 years

Land Improvements	4 to 30 years

Summary Of Key Assumptions Used In Determining Fair Value Of Stock Options

	2011	2010	2009
Risk-free interest rate	2.82%	2.97%	3.31%
Dividend yield	1.90%	1.80%	1.70%
Volatility factor	36.70%	37.30%	36.90%
Expected term	7.2 years	7.2 years	7.1 years

Components Of Accumulated Other Comprehensive Loss Included In Consolidated Statement Of Total Equity

December 31 (add 000)	2011	2010	2009
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$(84,204)	$(54,245)	$(74,214)
Foreign currency translation gains	5,076	5,929	5,017
Unamortized value of terminated forward starting interest rate swap agreements	(4,762)	(5,344)	(5,887)

Accumulated other comprehensive loss	$(83,890)	$(53,660)	$(75,084)

Components Of Accumulated Other Comprehensive Loss, Noncurrent Deferred Tax Assets

December 31 (add 000)	2011	2010	2009
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$55,161	$39,501	$48,601
Unamortized value of terminated forward starting interest rate swap agreements	3,116	3,497	3,852

Cumulative noncurrent deferred tax assets	$58,277	$42,998	$52,453

Basic And Diluted Earnings Per Common Share

years ended December 31 (add 000)	2011	2010	2009
Net earnings from continuing operations attributable to Martin Marietta Materials, Inc.	$78,422	$97,174	$81,943
Less: Distributed and undistributed earnings attributable to unvested awards	(657)	(993)	(1,048)

Basic and diluted net earnings available to common shareholders from continuing operations attributable to Martin Marietta Materials, Inc.	77,765	96,181	80,895
Basic and diluted net earnings (loss) available to common shareholders from discontinued operations	3,957	(162)	3,516

Basic and diluted net earnings available to common shareholders attributable to Martin Marietta Materials, Inc.	$81,722	$96,019	$84,411

Basic weighted-average common shares outstanding	45,652	45,485	44,000
Effect of dilutive employee and director awards	141	174	190

Diluted weighted-average common shares outstanding	45,793	45,659	44,190